Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 65,074	$ 49,328
Accumulated depreciation and amortization	(24,635)	(17,348)
Property and equipment, net	40,439	31,980
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,490	26,076
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,607	2,669
Medical equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,666	11,003
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,285	3,115
Signs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	153	129
Automobiles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59	69
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,829	4,834
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,985	$ 1,433